INCOME TAXES (Components of Deferred Taxes) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Deferred tax assets, current portion
Accrued payroll and welfare payable			¥ 2,382
Deferred government grants			1,764
Bad debt provision			2,977
Less: valuation allowance			(7,123)
Total deferred tax assets, current portion
Deferred tax assets, non-current portion
Advertising expenditure deductible in future years	58,654	8,448	65,305
Deferred government grants	2,417	348	1,217
Loss from equity method investment	203	29	102
Bad debt provision	4,962	715
Accured rental expense	817	118
Impairment loss	1,250	180
Net operating losses (“NOLs”)	16,411	2,364	16,111
Less: valuation allowance	(84,714)	(12,202)	(82,735)
Total deferred tax assets, non-current portion
Deferred tax liabilities, non-current portion
Online payment and other licenses arisen from business combination	(14,902)	(2,146)	(13,411)
Total deferred tax liabilities, non-current portion	¥ (14,902)	$ (2,146)	¥ (13,411)